Schedule of details of company and its subsidiaries (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Fitell Corporation [Member]
Date of incorporation	Apr. 11, 2022
Percentage of effective ownership description	Parent	Parent
Place of incorporation	BVI
Principal activities	Investment holdings
KMAS Capital and Investment Pty Ltd [Member]
Date of incorporation	Jul. 26, 2016
Place of incorporation	Australia
Principal activities	Investment holdings
Percentage of effective ownership	100.00%	100.00%
GD Wellness Pty Ltd [Member]
Date of incorporation	Jul. 22, 2005
Place of incorporation	Australia
Principal activities	Sales of gym and fitness equipment
Percentage of effective ownership	100.00%	100.00%